AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Information Technology – 24.6%
Communications Equipment – 3.6%
Arista Networks, Inc.(a)	6,710	$2,479,546
Ciena Corp.(a)	39,840	2,276,059
F5 Networks, Inc.(a)	16,373	3,333,052

		8,088,657

Electronic Equipment, Instruments & Components – 1.2%
IPG Photonics Corp.(a)	4,834	825,067
Keysight Technologies, Inc.(a)	11,030	1,978,561

		2,803,628

IT Services – 7.5%
EPAM Systems, Inc.(a)	2,855	1,806,673
FleetCor Technologies, Inc.(a)	16,480	4,338,854
MAXIMUS, Inc.	52,085	4,536,083
Visa, Inc. - Class A	28,420	6,511,022

		17,192,632

Semiconductors & Semiconductor Equipment – 4.0%
Lam Research Corp.	4,050	2,449,521
MKS Instruments, Inc.	16,480	2,425,526
QUALCOMM, Inc.	29,562	4,336,450

		9,211,497

Software – 8.3%
Adobe, Inc.(a)	4,753	3,154,566
Dolby Laboratories, Inc. - Class A	24,378	2,416,104
Manhattan Associates, Inc.(a)	5,367	874,767
Microsoft Corp.	40,950	12,361,986

		18,807,423

		56,103,837

Communication Services – 15.3%
Diversified Telecommunication Services – 5.0%
Comcast Corp. - Class A	112,614	6,833,417
Verizon Communications, Inc.	81,950	4,507,250

		11,340,667

Interactive Media & Services – 10.3%
Alphabet, Inc. - Class C(a)	4,377	12,733,744
Facebook, Inc. - Class A(a)	28,330	10,747,835

		23,481,579

		34,822,246

Health Care – 14.8%
Biotechnology – 5.9%
Amgen, Inc.	19,220	4,334,686
Regeneron Pharmaceuticals, Inc.(a)	5,492	3,698,313
Vertex Pharmaceuticals, Inc.(a)	27,220	5,451,894

		13,484,893

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.9%
UnitedHealth Group, Inc.	21,216	$8,831,585

Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc. - Class A(a)	1,910	1,537,206
PerkinElmer, Inc.	8,410	1,554,168

		3,091,374

Pharmaceuticals – 3.6%
AstraZeneca PLC (Sponsored ADR)	26,722	1,557,358
Roche Holding AG (Sponsored ADR)	72,330	3,632,413
Zoetis, Inc.	15,350	3,139,996

		8,329,767

		33,737,619

Industrials – 14.7%
Aerospace & Defense – 3.7%
Hexcel Corp.(a)	20,883	1,184,275
Raytheon Technologies Corp.	39,474	3,345,816
Textron, Inc.	53,953	3,920,765

		8,450,856

Electrical Equipment – 2.8%
Emerson Electric Co.	40,776	4,301,868
Hubbell, Inc.	9,939	2,048,527

		6,350,395

Machinery – 3.5%
Altra Industrial Motion Corp.	19,125	1,119,960
Flowserve Corp.	81,060	3,150,802
Westinghouse Air Brake Technologies Corp.	43,080	3,868,154

		8,138,916

Professional Services – 1.2%
Leidos Holdings, Inc.	28,040	2,751,004

Road & Rail – 2.5%
Kansas City Southern	6,500	1,824,355
Knight-Swift Transportation Holdings, Inc.	73,630	3,823,606

		5,647,961

Trading Companies & Distributors – 1.0%
MSC Industrial Direct Co., Inc. - Class A	26,316	2,216,070

		33,555,202

Consumer Discretionary – 13.8%
Distributors – 2.5%
LKQ Corp.(a)	106,910	5,633,088

Diversified Consumer Services – 0.8%
Chegg, Inc.(a)	22,420	1,865,792

Company	Shares	U.S. $ Value

Household Durables – 3.9%
DR Horton, Inc.	34,280	$3,277,854
Garmin Ltd.	12,010	2,094,904
NVR, Inc.(a)	693	3,589,698

		8,962,456

Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc.(a)	2,170	7,531,614

Specialty Retail – 2.5%
Home Depot, Inc. (The)	13,240	4,318,624
Murphy USA, Inc.	7,940	1,232,923

		5,551,547

Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.(a)	4,530	1,895,579

		31,440,076

Financials – 10.4%
Banks – 1.7%
JPMorgan Chase & Co.	23,720	3,794,014

Capital Markets – 2.2%
Goldman Sachs Group, Inc. (The)	12,030	4,974,525

Diversified Financial Services – 3.6%
Berkshire Hathaway, Inc. - Class B(a)	28,670	8,193,026

Insurance – 2.9%
Allstate Corp. (The)	39,480	5,340,855
Fidelity National Financial, Inc.	28,039	1,369,144

		6,709,999

		23,671,564

Real Estate – 2.5%
Real Estate Management & Development – 2.5%
CBRE Group, Inc. - Class A(a)	58,430	5,626,809

Consumer Staples – 1.2%
Food & Staples Retailing – 1.2%
Walmart, Inc.	18,610	2,756,141

Energy – 0.6%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A	18,824	706,088
Helmerich & Payne, Inc.	24,387	656,498

		1,362,586

Total Common Stocks (cost $151,215,526)		223,076,080

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $7,454,354)	7,454,354	7,454,354

U.S. $ Value

Total Investments – 101.2% (cost $158,669,880)(e)	$230,530,434
Other assets less liabilities – (1.2)%	(2,621,245)

Net Assets – 100.0%	$227,909,189

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,258,476 and gross unrealized depreciation of investments was $(397,922), resulting in net unrealized appreciation of $71,860,554.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$223,076,080	$—	$—	$223,076,080
Short-Term Investments	7,454,354	—	—	7,454,354

Total Investments in Securities	230,530,434	—	—	230,530,434
Other Financial Instruments(b)	—	—	—	—

Total	$230,530,434	$—	$—	$230,530,434

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$19,164	$69,330	$81,040	$7,454	$1